UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2020

Unaudited

Stone Ridge High Yield Reinsurance Risk Premium Fund

Stone Ridge U.S. Hedged Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), from the Transfer Agent. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2020 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2020	$110,030,498	12.2%

2021	232,088,331	25.8%

2022	190,410,867	21.2%

2023	148,482,715	16.5%

2024	139,796,298	15.6%

2025	23,169,190	2.6%

2026	23,394,000	2.6%

2027	15,985,669	1.8%

2034	3,179,251	0.4%

Not Applicable(1)	58,738,081	6.5%

Other(2)	(46,818,255)	(5.2%	)
Total Net Assets	$898,456,645

STONE RIDGE U.S. HEDGED EQUITY FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Purchased Options	$475	0.0%

Short-Term Investments	55,431,606	101.6%

Liabilities in Excess of Other Assets(3)	(863,443)	(1.6%	)
Total Net Assets	$54,568,638

(1)	Preference shares do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and liabilities in excess of other assets.
(3)	Cash, cash equivalents and liabilities in excess of other assets.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
EVENT LINKED BONDS - 89.7%
Global - 17.6%
Earthquake - 3.5%
Acorn Re 2018-1 Class A (3 Month Libor USD + 2.750%), 11/10/2021 (a)(b)(c)(d)(e) (Cost: $10,804,557; Original Acquisition Date: 01/16/2020)	$10,837,000	$10,606,172
IBRD CAR 116 (3 Month Libor USD + 2.500%), 02/15/2021 (a)(b)(c)(d) (Cost: $10,467,581; Original Acquisition Date: 03/12/2020)	10,546,000	10,241,221
IBRD CAR 117 (3 Month Libor USD + 3.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $8,343,958; Original Acquisition Date: 01/21/2020)	8,384,000	8,134,995
IBRD CAR 120 (3 Month Libor USD + 6.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $1,400,000; Original Acquisition Date: 02/02/2018)	1,400,000	1,366,120
IBRD CAR 123 Class A (3 Month Libor USD + 5.500%), 12/02/2022 (a)(b)(c)(d) (Cost: $662,000; Original Acquisition Date: 11/15/2019)	662,000	654,089

		31,002,597

Mortality/Longevity/Disease - 0.9%
Chesterfield 2014-1 4.500%, 12/15/2034 (c)(d)(f) (Cost: $3,212,500; Original Acquisition Date: 12/11/2014)	3,212,500	3,179,250
IBRD CAR 111-Class A (6 Month Libor USD + 6.900%), 07/15/2020 (a)(b)(c)(d) (Cost: $2,966,000; Original Acquisition Date: 06/28/2017)	2,966,000	2,417,290
IBRD CAR 112-Class B (6 Month Libor USD + 11.500%), 07/15/2020 (a)(b)(c)(d)(f) (Cost: $871,000; Original Acquisition Date: 06/28/2017)	871,000	1,089
Vita Capital VI (6 Month Libor USD + 2.900%), 01/08/2021 (a)(b)(c)(d)(e)(f) (Cost: $3,000,000; Original Acquisition Date: 12/15/2015)	3,000,000	2,817,600

		8,415,229

Multiperil - 13.2%
3264 Re 2020-1 Class A (T-Bill 3 Month + 9.750%), 02/07/2023 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 01/17/2020)	1,500,000	1,476,000

	PRINCIPAL AMOUNT	VALUE
Multiperil - 13.2% (continued)
Atlas Capital 2020 DAC 2020-1 (T-Bill 3 Month + 8.250%), 06/08/2027 (a)(b)(c)(d) (Cost: $7,865,000; Original Acquisition Date: 04/23/2020)	$7,865,000	$7,863,034
Atlas Capital UK 2018 PLC (3 Month Libor USD + 6.060%), 06/07/2022 (a)(b)(c)(d) (Cost: $8,750,000; Original Acquisition Date: 05/25/2018)	8,750,000	8,455,563
Atlas Capital UK 2019 PLC 2019-1 (3 Month Libor USD + 11.750%), 06/07/2023 (a)(b)(c)(d)(e) (Cost: $4,436,000; Original Acquisition Date: 05/24/2019)	4,436,000	4,282,958
Atlas IX 2015-1 (3 Month Libor USD + 0.100%), 01/07/2021 (a)(b)(c)(d)(f)(g) (Cost: $1,528,396; Original Acquisition Date: 06/16/2017)	1,528,197	1,135,451
Galileo Re 2017-1 Class B (3 Month Libor USD + 17.500%), 11/06/2020 (a)(b)(c)(d) (Cost: $2,074,000; Original Acquisition Date: 10/30/2017)	2,074,000	2,029,409
Kendall Re 2018-1 Class A (3 Month Libor USD + 5.250%), 05/06/2021 (a)(b)(c)(d) (Cost: $10,019,104; Original Acquisition Date: 03/05/2019)	10,029,000	9,625,834
Kilimanjaro Re II 2017-1 Class A-1 (6 Month Libor USD + 10.610%), 04/20/2021 (a)(b)(c)(d) (Cost: $13,551,923; Original Acquisition Date: 03/12/2020)	13,666,000	13,234,154
Kilimanjaro Re II 2017-1 Class B-1 (6 Month Libor USD + 7.910%), 04/20/2021 (a)(b)(c)(d)(e) (Cost: $13,278,144; Original Acquisition Date: 07/06/2018)	13,241,000	12,902,692
Kilimanjaro Re II 2017-1 Class C-1 (6 Month Libor USD + 6.300%), 04/20/2021 (a)(b)(c)(d)(e) (Cost: $18,675,852; Original Acquisition Date: 07/10/2018)	18,627,000	18,146,423
Kilimanjaro Re II 2017-2 Class A-2 (6 Month Libor USD + 10.610%), 04/21/2022 (a)(b)(c)(d) (Cost: $1,571,000; Original Acquisition Date: 04/06/2017)	1,571,000	1,480,510
Kilimanjaro Re II 2017-2 Class B-2 (6 Month Libor USD + 7.910%), 04/21/2022 (a)(b)(c)(d) (Cost: $2,357,000; Original Acquisition Date: 04/06/2017)	2,357,000	2,242,450

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT		VALUE
Multiperil - 13.2% (continued)
Kilimanjaro Re II 2017-2 Class C-2 (6 Month Libor USD + 6.300%), 04/21/2022 (a)(b)(c)(d)(e) (Cost: $6,251,000; Original Acquisition Date: 03/28/2019)		$6,260,000	$5,972,353
Loma Re 2013-1 Class C (T-Bill 3 Month + 0.500%), 01/08/2021 (a)(b)(c)(d)(f) (Cost: $19,011,000; Original Acquisition Date: 12/20/2013)		19,011,000	5,798,355
Matterhorn Re Ltd 2020-2 Class A (T-Bill 3 Month + 5.000%), 01/08/2024 (a)(b)(c)(d) (Cost: $3,951,000; Original Acquisition Date: 01/29/2020)		3,951,000	3,926,899
Northshore Re 2018-1 Class A (3 Month Libor USD + 7.990%), 07/08/2022 (a)(b)(c)(d)(e) (Cost: $12,001,789; Original Acquisition Date: 04/21/2020)		12,177,000	11,850,656
Northshore Re II 2019-1 Class A (T-Bill 3 Month + 7.500%), 07/07/2023 (a)(b)(c)(d)(e) (Cost: $4,095,000; Original Acquisition Date: 06/21/2019)		4,095,000	3,995,082
Riverfront Re 2017-1 Class A (T-Bill 3 Month + 4.910%), 01/15/2021 (a)(b)(c)(d) (Cost: $4,524,651; Original Acquisition Date: 04/19/2018)		4,538,000	4,455,182

			118,873,005

			158,290,831

Great Britain - 0.3%
Terrorism - 0.3%
Baltic PCC 2019-1 Class A (T-Bill 3 Month + 5.900%), 03/07/2027 (a)(b)(c)(d)(f) (Cost: $2,906,566; Original Acquisition Date: 04/07/2020)	GBP	2,300,000	2,867,867

Japan - 7.0%
Earthquake - 4.7%
Kizuna Re II 2018-1 Class B (T-Bill 3 Month + 2.500%), 04/11/2023 (a)(b)(c)(d)(e) (Cost: $362,000; Original Acquisition Date: 03/16/2018)		$362,000	354,977
Nakama Re 2015-1 Class 2 (T-Bill 3 Month + 3.250%), 01/14/2021 (a)(b)(c)(d)(e) (Cost: $8,089,910; Original Acquisition Date: 05/03/2019)		8,093,000	7,954,610

	PRINCIPAL AMOUNT	VALUE
Earthquake - 4.7% (continued)
Nakama Re 2016-1 Class 1 (6 Month Libor USD + 2.200%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 09/21/2016)	$7,500,000	$7,298,625
Nakama Re 2016-1 Class 2 (6 Month Libor USD + 3.250%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $4,830,000; Original Acquisition Date: 09/21/2016)	4,830,000	4,730,744
Nakama Re 2018-1 Class 1 (3 Month Libor USD + 2.000%), 04/13/2023 (a)(b)(c)(d)(e) (Cost: $15,240,196; Original Acquisition Date: 03/11/2019)	15,256,000	14,594,652
Nakama Re 2018-1 Class 2 (3 Month Libor USD + 3.000%), 04/13/2023 (a)(b)(c)(d)(e) (Cost: $6,597,690; Original Acquisition Date: 11/05/2019)	6,638,000	6,446,826
Nakama Re 2020-1 Class 1 (T-Bill 3 Month + 2.200%), 01/01/2025 (a)(b)(c)(d) (Cost: $1,129,000; Original Acquisition Date: 02/04/2020)	1,129,000	1,094,678

		42,475,112

Multiperil - 1.8%
Akibare Re 2018-1 Class A (3 Month Libor USD + 1.900%), 04/07/2022 (a)(b)(c)(d)(e) (Cost: $8,806,968; Original Acquisition Date: 04/08/2020)	9,195,000	8,879,611
Akibare Re 2018-1 Class B (3 Month Libor USD + 1.900%), 04/07/2022 (a)(b)(c)(d) (Cost: $7,341,129; Original Acquisition Date: 03/09/2020)	7,513,000	7,246,664

		16,126,275

Windstorm - 0.5%
Aozora Re 2017-1 Class A (6 Month Libor USD + 2.000%), 04/07/2021 (a)(b)(c)(d) (Cost: $4,056,414; Original Acquisition Date: 01/31/2020)	4,208,000	4,130,152

		62,731,539

Mexico - 1.3%
Earthquake - 0.7%
IBRD CAR 125 Class A (3 Month Libor USD + 3.500%), 03/13/2024 (a)(b)(c)(d) (Cost: $5,631,000; Original Acquisition Date: 03/12/2020)	5,631,000	5,450,245

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Earthquake - 0.7% (continued)
IBRD CAR 126 Class B (3 Month Libor USD + 9.000%), 03/13/2024 (a)(b)(c)(d) (Cost: $1,111,000; Original Acquisition Date: 03/12/2020)	$1,111,000	$1,077,725

		6,527,970

Windstorm - 0.6%
IBRD CAR 127 Class C (3 Month Libor USD + 10.000%), 03/13/2024 (a)(b)(c)(d) (Cost: $5,022,238; Original Acquisition Date: 03/12/2020)	5,021,000	4,860,328

		11,388,298

United States - 63.5%
Earthquake - 10.8%
Merna Re 2018-1 Class A (T-Bill 3 Month + 2.000%), 04/08/2021 (a)(b)(c)(d)(e) (Cost: $5,464,934; Original Acquisition Date: 03/24/2020)	5,493,000	5,432,577
Merna Re II 2019-1 Class A (T-Bill 3 Month + 2.000%), 04/07/2022 (a)(b)(c)(d) (Cost: $1,961,923; Original Acquisition Date: 03/24/2020)	2,000,000	1,958,000
Sierra 2020-1 Class B (T-Bill 3 Month + 5.750%), 12/28/2022 (a)(b)(c)(d) (Cost: $3,750,000; Original Acquisition Date: 12/20/2019)	3,750,000	3,673,688
Ursa Re 2017-1 Class B (T-Bill 3 Month + 3.500%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $25,777,132; Original Acquisition Date: 09/20/2017)	25,777,000	25,681,625
Ursa Re 2017-1 Class E (T-Bill 3 Month + 6.000%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $30,083,556; Original Acquisition Date: 12/05/2019)	30,087,000	29,688,347
Ursa Re 2018-1 Class D (T-Bill 3 Month + 5.240%), 09/24/2021 (a)(b)(c)(d)(e) (Cost: $11,292,000; Original Acquisition Date: 09/07/2018)	11,292,000	10,989,375
Ursa Re 2019-1 Class C (T-Bill 3 Month + 5.750%), 12/10/2022 (a)(b)(c)(d) (Cost: $20,348,000; Original Acquisition Date: 11/20/2019)	20,348,000	19,865,752

		97,289,364

	PRINCIPAL AMOUNT	VALUE
Flood - 5.3%
FloodSmart Re 2019 Class A (T-Bill 3 Month + 11.830%), 03/07/2022 (a)(b)(c)(d) (Cost: $14,862,415; Original Acquisition Date: 04/15/2020)	$15,000,000	$14,517,000
FloodSmart Re 2019 Class B (T-Bill 3 Month + 15.080%), 03/07/2022 (a)(b)(c)(d) (Cost: $1,250,000; Original Acquisition Date: 04/10/2019)	1,250,000	1,206,750
FloodSmart Re 2020 Class A (T-Bill 3 Month + 11.000%), 02/27/2026 (a)(b)(c)(d) (Cost: $24,000,000; Original Acquisition Date: 02/14/2020)	24,000,000	23,394,000
FloodSmart Re 2020 Class B (T-Bill 3 Month + 14.500%), 02/27/2023 (a)(b)(c)(d) (Cost: $9,000,000; Original Acquisition Date: 02/14/2020)	9,000,000	8,680,500

		47,798,250

Mortality/Longevity/Disease - 0.8%
Vitality Re IX 2018 Class A (T-Bill 3 Month + 1.600%), 01/10/2022 (a)(b)(c)(d)(e) (Cost: $1,501,665; Original Acquisition Date: 09/24/2019)	1,500,000	1,266,075
Vitality Re IX 2018 Class B (T-Bill 3 Month + 1.750%), 01/10/2022 (a)(b)(c)(d)(e) (Cost: $1,250,922; Original Acquisition Date: 09/24/2019)	1,250,000	1,023,813
Vitality Re VIII 2017 Class A (T-Bill 3 Month + 1.750%), 01/08/2021 (a)(b)(c)(d) (Cost: $1,001,426; Original Acquisition Date: 12/03/2019)	1,000,000	839,550
Vitality Re X 2019 Class B (T-Bill 3 Month + 2.000%), 01/10/2023 (a)(b)(c)(d)(e) (Cost: $2,500,000; Original Acquisition Date: 01/17/2019)	2,500,000	2,043,875
Vitality Re XI Limited 2020 Class A (T-Bill 3 Month + 1.500%), 01/09/2024 (a)(b)(c)(d) (Cost: $1,000,000; Original Acquisition Date: 01/23/2020)	1,000,000	821,800
Vitality Re XI Limited 2020 Class B (T-Bill 3 Month + 1.800%), 01/09/2024 (a)(b)(c)(d) (Cost: $750,000; Original Acquisition Date: 01/23/2020)	750,000	601,350

		6,596,463

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 33.0%
Armor Re II 2018-1 Class A (T-Bill 3 Month + 3.840%), 06/08/2020 (a)(b)(c)(d) (Cost: $1,864,000; Original Acquisition Date: 04/10/2018)	$1,864,000	$1,858,035
Armor Re II 2019-1 Class A (T-Bill 3 Month + 5.900%), 06/08/2022 (a)(b)(c)(d) (Cost: $6,601,363; Original Acquisition Date: 01/21/2020)	6,589,000	6,342,901
Blue Halo Re 2016-1 Class A (T-Bill 3 Month + 0.500%), 06/21/2022 (a)(b)(c)(d) (Cost: $4,750,000; Original Acquisition Date: 06/10/2016)	4,750,000	4,613,437
Blue Halo Re 2016-1 Class B (T-Bill 3 Month + 0.100%), 06/21/2022 (a)(b)(c)(d)(f)(g) (Cost: $362,700; Original Acquisition Date: 06/10/2016)	362,700	325,850
Bonanza Re 2020-1 Class A (T-Bill 3 Month + 4.750%), 02/20/2024 (a)(b)(c)(d) (Cost: $2,725,000; Original Acquisition Date: 02/13/2020)	2,725,000	2,666,957
Bowline 2018-1 Class A (T-Bill 3 Month + 4.500%), 05/23/2022 (a)(b)(c)(d)(e) (Cost: $12,695,125; Original Acquisition Date: 01/24/2020)	12,706,000	12,419,480
Bowline Re 2019-1 Class A (T-Bill 3 Month + 4.500%), 03/20/2023 (a)(b)(c)(d)(e) (Cost: $4,017,000; Original Acquisition Date: 03/08/2019)	4,017,000	3,912,960
Bowline Re 2019-1 Class B (T-Bill 3 Month + 8.850%), 03/20/2023 (a)(b)(c)(d) (Cost: $3,264,000; Original Acquisition Date: 03/08/2019)	3,264,000	3,190,234
Caelus 2018-1 Class A (T-Bill 3 Month + 3.930%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	2,225,196
Caelus 2018-1 Class B (T-Bill 3 Month + 4.640%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,902,959; Original Acquisition Date: 07/26/2018)	1,905,000	1,781,556
Caelus 2018-1 Class C (T-Bill 3 Month + 7.820%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,782,000; Original Acquisition Date: 05/04/2018)	2,782,000	2,442,040

	PRINCIPAL AMOUNT	VALUE
Multiperil - 33.0% (continued)
Caelus 2018-1 Class D (T-Bill 3 Month + 10.900%), 06/07/2021 (a)(b)(c)(d) (Cost: $464,000; Original Acquisition Date: 05/04/2018)	$464,000	$359,600
Caelus Re 2020-1 Class A-1 (T-Bill 3 Month + 5.500%), 06/07/2023 (a)(b)(c)(d) (Cost: $6,781,700; Original Acquisition Date: 04/20/2020)	6,865,000	6,540,629
Caelus Re 2020-1 Class B-1 (T-Bill 3 Month + 5.500%), 06/07/2024 (a)(b)(c)(d) (Cost: $4,000,000; Original Acquisition Date: 02/20/2020)	4,000,000	3,757,600
Caelus Re V 2017-1 Class B (T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $1,297,000; Original Acquisition Date: 04/27/2017)	1,297,000	1,121,905
Caelus Re V 2017-1 Class C (T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d)(f) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	20,791
Caelus Re V 2017-1 Class D (T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d)(f) (Cost: $366,684; Original Acquisition Date: 04/27/2017)	366,684	37
Espada Reinsurance 2016-1 Class 20 (T-Bill 3 Month + 5.700%), 06/06/2020 (a)(b)(c)(d) (Cost: $1,785,000; Original Acquisition Date: 02/12/2016)	1,785,000	1,428,000
FloodSmart Re 2018 Class A (T-Bill 3 Month + 11.250%), 08/06/2024 (a)(b)(c)(d)(e) (Cost: $21,000,000; Original Acquisition Date: 07/25/2018)	21,000,000	20,599,950
FloodSmart Re 2018 Class B (T-Bill 3 Month + 13.500%), 08/06/2024 (a)(b)(c)(d)(e) (Cost: $10,991,000; Original Acquisition Date: 04/12/2019)	11,000,000	10,701,350
Fortius Re 2017-1 (6 Month Libor USD + 3.420%), 07/07/2021 (a)(b)(c)(d) (Cost: $2,512,407; Original Acquisition Date: 01/08/2020)	2,510,000	2,476,617
Galileo Re 2019-1 Class C (T-Bill 3 Month + 9.250%), 01/08/2024 (a)(b)(c)(d) (Cost: $3,000,000; Original Acquisition Date: 12/06/2019)	3,000,000	2,896,650

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 33.0% (continued)
Galileo Re 2019-1 Class D (T-Bill 3 Month + 7.450%), 01/08/2027 (a)(b)(c)(d) (Cost: $2,000,000; Original Acquisition Date: 12/06/2019)	$2,000,000	$1,931,200
Golden State Re II 2018-1 Class A (3 Month Libor USD + 2.200%), 01/08/2023 (a)(b)(c)(d)(e) (Cost: $7,250,000; Original Acquisition Date: 11/29/2018)	7,250,000	7,116,237
Kilimanjaro III Re 2019-1 Class A-1 (T-Bill 3 Month + 15.750%), 12/19/2023 (a)(b)(c)(d) (Cost: $6,750,000; Original Acquisition Date: 12/09/2019)	6,750,000	6,414,187
Kilimanjaro III Re 2019-1 Class A-2 (T-Bill 3 Month + 15.750%), 12/19/2024 (a)(b)(c)(d) (Cost: $3,250,000; Original Acquisition Date: 12/09/2019)	3,250,000	3,066,375
Kilimanjaro III Re 2019-1 Class B-1 (T-Bill 3 Month + 9.500%), 12/19/2023 (a)(b)(c)(d) (Cost: $12,500,000; Original Acquisition Date: 12/09/2019)	12,500,000	11,997,500
Kilimanjaro III Re 2019-1 Class B-2 (T-Bill 3 Month + 9.500%), 12/19/2024 (a)(b)(c)(d) (Cost: $9,250,000; Original Acquisition Date: 12/09/2019)	9,250,000	8,800,912
Kilimanjaro Re 2018-1 Class A-1 (3 Month Libor USD + 13.610%), 05/05/2023 (a)(b)(c)(d) (Cost: $2,182,016; Original Acquisition Date: 04/21/2020)	2,229,000	2,098,381
Kilimanjaro Re 2018-1 Class B-1 (3 Month Libor USD + 4.940%), 05/06/2022 (a)(b)(c)(d)(e) (Cost: $8,017,914; Original Acquisition Date: 04/21/2020)	8,036,000	7,819,028
Kilimanjaro Re 2018-2 Class A-2 (3 Month Libor USD + 13.610%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,047,000; Original Acquisition Date: 04/18/2018)	1,047,000	959,157
Kilimanjaro Re 2018-2 Class B-2 (3 Month Libor USD + 4.940%), 05/05/2023 (a)(b)(c)(d)(e) (Cost: $4,305,000; Original Acquisition Date: 04/18/2018)	4,305,000	4,132,585
Long Point Re III 2018-1 Class A (T-Bill 3 Month + 2.750%), 06/01/2022 (a)(b)(c)(d)(e) (Cost: $16,207,423; Original Acquisition Date: 08/20/2019)	16,196,000	15,758,708

	PRINCIPAL AMOUNT	VALUE
Multiperil - 33.0% (continued)
Mona Lisa Re 2020-1 Class A (T-Bill 3 Month + 7.500%), 01/09/2023 (a)(b)(c)(d) (Cost: $7,750,000; Original Acquisition Date: 12/30/2019)	$7,750,000	$7,600,425
Mona Lisa Re 2020-1 Class B (T-Bill 3 Month + 8.000%), 01/09/2023 (a)(b)(c)(d) (Cost: $6,500,000; Original Acquisition Date: 12/30/2019)	6,500,000	6,301,100
Northshore Re II 2017-1 Class A (T-Bill 3 Month + 7.530%), 07/06/2020 (a)(b)(c)(d) (Cost: $18,427,033; Original Acquisition Date: 06/12/2019)	18,433,000	18,408,115
Residential Re 2014-I Class 10 (T-Bill 3 Month + 0.500%), 06/06/2020 (a)(b)(c)(d)(f) (Cost: $13,162,000; Original Acquisition Date: 05/22/2014)	13,162,000	3,291
Residential Re 2015-I Class 10 (T-Bill 3 Month + 0.500%), 06/06/2020 (a)(b)(c)(d)(f)(g) (Cost: $3,209,301; Original Acquisition Date: 05/21/2015)	3,209,301	90,984
Residential Re 2015-I Class 11 (T-Bill 3 Month + 0.500%), 06/08/2020 (a)(b)(c)(d) (Cost: $1,317,000; Original Acquisition Date: 05/21/2015)	1,317,000	1,165,545
Residential Re 2016-I Class 10 (T-Bill 3 Month + 11.520%), 06/06/2023 (a)(b)(c)(d)(f) (Cost: $2,391,000; Original Acquisition Date: 04/28/2016)	2,391,000	59,895
Residential Re 2016-I Class 11 (T-Bill 3 Month + 5.030%), 06/06/2022 (a)(b)(c)(d) (Cost: $3,074,000; Original Acquisition Date: 04/28/2016)	3,074,000	2,720,490
Residential Re 2016-I Class 13 (T-Bill 3 Month + 3.370%), 06/06/2023 (a)(b)(c)(d) (Cost: $6,765,989; Original Acquisition Date: 08/08/2019)	6,771,000	6,681,284
Residential Re 2017-I Class 11 (T-Bill 3 Month + 5.050%), 06/06/2024 (a)(b)(c)(d) (Cost: $1,769,000; Original Acquisition Date: 04/19/2017)	1,769,000	1,565,742
Residential Re 2018-I Class 13 (T-Bill 3 Month + 3.250%), 06/06/2025 (a)(b)(c)(d) (Cost: $6,147,000; Original Acquisition Date: 04/30/2018)	6,147,000	5,910,648

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 33.0% (continued)
Residential Re 2018-II Class 2 (T-Bill 3 Month + 11.000%), 12/06/2022 (a)(b)(c)(d) (Cost: $4,500,000; Original Acquisition Date: 11/15/2018)	$4,500,000	$4,322,025
Residential Re 2019-I Class 12 (T-Bill 3 Month + 8.250%), 06/06/2023 (a)(b)(c)(d) (Cost: $495,000; Original Acquisition Date: 05/08/2019)	495,000	487,525
Residential Re 2019-I Class 13 (T-Bill 3 Month + 4.500%), 06/06/2023 (a)(b)(c)(d) (Cost: $742,000; Original Acquisition Date: 05/08/2019)	742,000	726,158
Residential Re 2019-II Class 2 (T-Bill 3 Month + 11.500%), 12/06/2027 (a)(b)(c)(d) (Cost: $1,456,000; Original Acquisition Date: 11/05/2019)	1,456,000	1,411,082
Sanders Re 2017-1 Class A (6 Month Libor USD + 2.990%), 12/06/2021 (a)(b)(c)(d) (Cost: $10,374,365; Original Acquisition Date: 09/04/2019)	10,427,000	9,904,607
Sanders Re 2017-2 Class A (6 Month Libor USD + 3.140%), 06/05/2020 (a)(b)(c)(d) (Cost: $3,142,000; Original Acquisition Date: 05/24/2017)	3,142,000	3,129,746
Sanders Re 2018-1 Class A (T-Bill 3 Month + 5.500%), 04/07/2022 (a)(b)(c)(d) (Cost: $19,258,936; Original Acquisition Date: 09/11/2019)	19,421,000	18,187,767
Sanders Re II 2020-1 Class A (3 Month Libor USD + 4.500%), 04/07/2024 (a)(b)(c)(d) (Cost: $4,811,000; Original Acquisition Date: 03/18/2020)	4,811,000	4,779,729
Sierra 2020-1 Class A (T-Bill 3 Month + 3.250%), 12/28/2023 (a)(b)(c)(d) (Cost: $2,000,000; Original Acquisition Date: 12/20/2019)	2,000,000	1,981,000
Spectrum Capital Ltd. 2017-1 A (6 Month Libor USD + 5.750%), 06/08/2021 (a)(b)(c)(d) (Cost: $11,657,000; Original Acquisition Date: 06/13/2017)	11,657,000	11,508,373
Spectrum Capital Ltd. 2017-1 B (6 Month Libor USD + 3.500%), 06/08/2021 (a)(b)(c)(d)(e) (Cost: $16,903,000; Original Acquisition Date: 06/13/2017)	16,903,000	17,012,870

	PRINCIPAL AMOUNT	VALUE
Multiperil - 33.0% (continued)
Stratosphere Re 2020-1 Class A (T-Bill 3 Month + 2.750%), 02/07/2027 (a)(b)(c)(d) (Cost: $1,925,010; Original Acquisition Date: 04/20/2020)	$1,932,000	$1,912,487
Tailwind Re 2017-1 Class B (T-Bill 3 Month + 9.100%), 01/08/2022 (a)(b)(c)(d) (Cost: $1,425,656; Original Acquisition Date: 08/02/2019)	1,434,000	1,397,648
Tailwind Re 2017-1 Class C (T-Bill 3 Month + 11.060%), 01/08/2022 (a)(b)(c)(d) (Cost: $3,837,769; Original Acquisition Date: 03/13/2020)	3,834,000	3,758,279
Torrey Pines Re 2017-1 Class B (6 Month Libor USD + 3.800%), 06/09/2020 (a)(b)(c)(d) (Cost: $2,718,503; Original Acquisition Date: 07/06/2018)	2,718,000	2,698,023
Torrey Pines Re 2017-1 Class C (6 Month Libor USD + 6.690%), 06/09/2020 (a)(b)(c)(d) (Cost: $467,000; Original Acquisition Date: 04/27/2017)	467,000	465,342

		295,966,225

Other - 0.4%
Cal Phoenix Re 2018-1 Class A (3 Month Libor USD + 0.500%), 08/13/2021 (a)(b)(c)(d)(f) (Cost: $4,750,000; Original Acquisition Date: 07/30/2018)	4,750,000	53,437
SD Re 2018-1 Class A (3 Month Libor USD + 4.000%), 10/19/2021 (a)(b)(c)(d) (Cost: $3,665,384; Original Acquisition Date: 12/20/2019)	3,750,000	3,534,000

		3,587,437

Windstorm - 13.2%
Alamo Re 2017-1 Class A (T-Bill 3 Month + 3.810%), 06/08/2020 (a)(b)(c)(d) (Cost: $6,259,500; Original Acquisition Date: 09/13/2018)	6,258,000	6,240,165
Alamo Re 2018-1 Class A (T-Bill 3 Month + 3.480%), 06/07/2024 (a)(b)(c)(d) (Cost: $20,957,641; Original Acquisition Date: 03/26/2019)	20,994,000	20,391,472
Alamo Re 2019-1 Class A (T-Bill 3 Month + 4.500%), 06/08/2022 (a)(b)(c)(d) (Cost: $2,708,000; Original Acquisition Date: 05/21/2019)	2,708,000	2,617,282

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 13.2% (continued)
Cape Lookout Re 2019-1 Class A (T-Bill 3 Month + 4.240%), 02/25/2022 (a)(b)(c)(d) (Cost: $13,382,391; Original Acquisition Date: 02/05/2020)	$13,391,000	$13,149,962
Cape Lookout Re 2019-2 Class A (T-Bill 3 Month + 6.750%), 05/09/2022 (a)(b)(c)(d) (Cost: $2,690,000; Original Acquisition Date: 06/14/2019)	2,690,000	2,648,574
Citrus Re 2016-1 Class D-50 (T-Bill 3 Month + 0.100%), 02/25/2021 (a)(b)(c)(d)(f)(g) (Cost: $2,450,091; Original Acquisition Date: 02/19/2016)	2,450,091	590,472
Cranberry Re 2017-1 Class A (6 Month Libor USD + 1.980%), 07/13/2023 (a)(b)(c)(d) (Cost: $13,000,000; Original Acquisition Date: 06/05/2017)	13,000,000	12,875,850
Everglades Re II 2017-1 Class A (T-Bill 3 Month + 5.230%), 05/08/2020 (a)(b)(c)(d) (Cost: $8,016,000; Original Acquisition Date: 03/12/2020)	8,016,000	8,016,000
Everglades Re II 2018-1 A (T-Bill 3 Month + 5.050%), 05/04/2021 (a)(b)(c)(d) (Cost: $6,970,000; Original Acquisition Date: 05/09/2018)	6,970,000	6,781,810
First Coast Re 2019-1 Class A (T-Bill 3 Month + 5.250%), 06/07/2023 (a)(b)(c)(d) (Cost: $494,000; Original Acquisition Date: 05/16/2019)	494,000	469,053
Frontline 2018-1 Class A (T-Bill 3 Month + 7.740%), 07/06/2022 (a)(b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 06/12/2018)	4,000,000	1,824,400
Integrity Re 2020-1 Class A (3 Month Libor USD + 7.250%), 04/12/2023 (a)(b)(c)(d) (Cost: $3,689,000; Original Acquisition Date: 03/18/2020)	3,689,000	3,651,188
Manatee Re II 2018-1 Class A (T-Bill 3 Month + 4.390%), 06/07/2021 (a)(b)(c)(d) (Cost: $5,439,573; Original Acquisition Date: 03/11/2020)	5,470,000	5,305,079
Manatee Re II 2018-1 Class B (T-Bill 3 Month + 8.340%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,300,000; Original Acquisition Date: 03/22/2018)	1,300,000	1,259,830

	PRINCIPAL AMOUNT	VALUE
Windstorm - 13.2% (continued)
Manatee Re III 2019-1 Class B (T-Bill 3 Month + 9.500%), 06/07/2022 (a)(b)(c)(d) (Cost: $493,000; Original Acquisition Date: 05/23/2019)	$493,000	$475,720
Market Re 2017-1 Class A 2.119%, 06/08/2020 (a)(c)(d)(f)(h) (Cost: $1,060,274; Original Acquisition Date: 06/05/2017)	1,060,274	10,603
Matterhorn Re Ltd 2020-1 Class A (T-Bill 3 Month + 5.250%), 12/07/2021 (a)(b)(c)(d) (Cost: $7,500,000; Original Acquisition Date: 12/20/2019)	7,500,000	7,104,000
Matterhorn Re Ltd 2020-1 Class B (T-Bill 3 Month + 7.500%), 12/07/2021 (a)(b)(c)(d) (Cost: $13,432,337; Original Acquisition Date: 03/12/2020)	13,442,000	12,870,715
Matterhorn Re Ltd 2020-2 Class B (T-Bill 3 Month + 6.250%), 12/07/2021 (a)(b)(c)(d) (Cost: $5,221,000; Original Acquisition Date: 01/29/2020)	5,221,000	5,031,478
Matterhorn Re Ltd 2019-1 Class A 6.182%, 12/07/2020 (a)(c)(d)(e)(h) (Cost: $5,680,356; Original Acquisition Date: 06/14/2019)	5,892,000	5,556,156
Pelican Re 2018-1 Class A
(3 Month Libor USD + 2.290%), 05/07/2021 (a)(b)(c)(d) (Cost: $2,037,248; Original Acquisition Date: 04/17/2020)	2,046,000	2,006,819

		118,876,628

		570,114,367

TOTAL EVENT LINKED BONDS (Cost $872,078,187)		805,392,902

PARTICIPATION NOTES - 9.0%
Global - 9.0%
Multiperil - 9.0%
Eden Re II 2019-1 Class A 03/22/2023 (a)(c)(d)(f)(g)(i) (Cost: $249,500; Original Acquisition Date: 12/14/2018)	249,500	1,931,789
Eden Re II 2020-1 Class A 03/22/2024 (a)(c)(d)(f)(g)(i) (Cost: $12,750,000; Original Acquisition Date: 12/16/2019)	12,750,000	13,230,858
Eden Re II 2020-1 Class B 03/22/2024 (a)(c)(d)(f)(g)(i) (Cost: $24,700,000; Original Acquisition Date: 12/26/2019)	24,700,000	25,631,545

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 9.0% (continued)
Limestone Re 2018-1 A 03/01/2022 (a)(c)(d)(f)(g)(i) (Cost: $1,049; Original Acquisition Date: 06/20/2018)	$1,049	$282,439
Limestone Re 2019-1 A 09/09/2022 (a)(c)(d)(f)(g)(i) (Cost: $756,323; Original Acquisition Date: 12/24/2018)	753,874	1,453,903
Limestone Re 2019-2 A 03/01/2023 (a)(c)(d)(f)(g)(i) (Cost: $3,681,000; Original Acquisition Date: 06/25/2019)	3,681,000	3,821,614
Limestone Re 2019-2 B 03/01/2023 (a)(c)(d)(f)(g)(i) (Cost: $9,146,000; Original Acquisition Date: 06/25/2019)	9,146,000	9,495,377
Limestone Re 2020-1 B 03/01/2024 (a)(c)(d)(f)(i) (Cost: $4,950,000; Original Acquisition Date: 12/27/20	4,950,000	4,968,810
Sector Re V Series 10 Class B 03/01/2025 (a)(d)(f)(i) (Cost: $7,333,868; Original Acquisition Date: 04/24/2020)	7,333,868	7,333,868
Sector Re V Series 10 Class G 03/01/2025 (a)(d)(f)(i) (Cost: $8,829,996; Original Acquisition Date: 04/24/2020)	8,829,996	8,829,996
Sector Re V Series 9 Class A 03/01/2023 (a)(d)(f)(g)(i) (Cost: $3,605,992; Original Acquisition Date: 04/24/2019)	3,605,992	1,974,209
Sector Re V Series 9 Class B 03/01/2023 (a)(d)(f)(g)(i) (Cost: $1,283,254; Original Acquisition Date: 04/24/2019)	1,283,254	701,902
Sector Re V Series 9 Class G 03/01/2023 (a)(d)(f)(g)(i) (Cost: $18,782; Original Acquisition Date: 04/24/2019)	18,782	1,487,607

TOTAL PARTICIPATION NOTES (Cost $77,305,764)		81,143,917

	SHARES	VALUE
PREFERENCE SHARES - 6.5%
Global - 6.5%
Multiperil - 6.5%
Arenal (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $9,518,588; Original Acquisition Date: 03/28/2016)	18,011	4,926,511
Biscayne (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $; Original Acquisition Date: 12/26/2014)	28,192	1,291,729

	SHARES	VALUE
Multiperil - 6.5% (continued)
Hatteras (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $15,502,685; Original Acquisition Date: 12/31/2019)	18,297	$14,058,226
Hudson Charles 2 (Mt. Logan Re) (a)(d)(f)(g)(i) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	9,362,689
Hudson Charles 3 (Mt. Logan Re) (a)(d)(f)(g)(i) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	12,164,037
Madison (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $2,722,962; Original Acquisition Date: 02/03/2020)	5,011	2,849,344
Rondout (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $14,739,872; Original Acquisition Date: 07/15/2019)	13,910	11,389,092
Yoho (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $4,689,351; Original Acquisition Date: 05/17/2016)	12,496	2,696,453

TOTAL PREFERENCE SHARES (Cost $74,057,958)		58,738,081

SHORT-TERM INVESTMENTS - 0.0% (j)
Money Market Fund - 0.0% (j)
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.16% (k)	73,896	73,896
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.16% (k)	73,895	73,895

TOTAL SHORT-TERM INVESTMENTS (Cost $147,791)		147,791

TOTAL INVESTMENTS (Cost $1,023,589,700) - 105.2%		945,422,691

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2)%		(46,966,046)

TOTAL NET ASSETS - 100.0%		$898,456,645

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages	are stated as a percent of net assets.
(a)

Foreign issued security. Total foreign securities by country of domicile are $942,095,649. Foreign concentration is as follows: Bermuda: 90.0%, Cayman Islands: 7.8%, Supranational: 3.8%, Great Britain: 1.7%, Ireland: 1.0%, and Singapore: 0.5%.

(b)

Variable rate security. Reference rates as of April 30, 2020 are as follows: 3 Month Libor 0.54%, 6 Month Libor 0.71%, T-Bill 3 Month 0.09%, and 3 Month Euribor -0.17%. Actual reference rates may vary based on the reset date of the security.

(c)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2020 was $866,209,237, which represented 96.4% of net assets.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

(d)	Security is restricted as to resale.
(e)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(f)	Value determined using significant unobservable inputs.
(g)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $120,892,081, which represents 13.5% of net assets.
(h)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(i)	Non-income producing security.
(j)	Rounds to zero.
(k)	Rate shown is the 7-day effective yield.

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	FAIR VALUE

REVERSE REPURCHASE AGREEMENTS SOLD
Reverse Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 4/16/2020, collateralized by $75,480,722 Event Linked Bonds, due 6/16/2020	$30,000,000	$30,000,000

	$30,000,000	$30,000,000

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE U.S. HEDGED EQUITY FUND

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS - (a) 0.0%
Put Options - (a) 0.0%
CBOE S&P 500 Index, Expires 5/1/2020, Strike Price $1,975.00	50	$14,562,150	$125
CBOE S&P 500 Index, Expires 5/1/2020, Strike Price $1,990.00	30	8,737,290	75
CBOE S&P 500 Index, Expires 5/1/2020, Strike Price $2,010.00	50	14,562,150	125
CBOE S&P 500 Index, Expires 5/1/2020, Strike Price $2,025.00	50	14,562,150	125
CBOE S&P 500 Index, Expires 5/1/2020, Strike Price $2,350.00	9	2,621,187	23
CBOE S&P 500 Index, Expires 5/1/2020, Strike Price $2,375.00	1	291,243	2

TOTAL PURCHASED OPTIONS (Cost $2,040)			475

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.6%
Money Market Funds - 0.4%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class - 0.16% (b)		38,591	38,591
First American Government Obligations Fund - Class Z - 0.26% (b)		38,590	38,590
First American Treasury Obligations Fund - Class Z - 0.17% (b)		38,590	38,590
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.16% (b)		38,591	38,591
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.11% (b)		38,591	38,591

			192,953

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 101.2%
1.555%, 10/8/2020 (c)(d)		$16,151,000	16,144,181
1.517%, 11/5/2020 (c)(d)		23,600,000	23,586,751
1.165%, 12/31/2020 (c)(d)		6,850,000	6,844,139
0.082%, 2/25/2021 (c)(d)		2,100,000	2,097,550
0.189%, 3/25/2021 (c)(d)		1,600,000	1,598,105
0.163%, 4/22/2021 (c)(d)		4,975,000	4,967,928

			55,238,653

TOTAL SHORT-TERM INVESTMENTS (Cost $55,112,251)			55,431,606

TOTAL INVESTMENTS (Cost $55,114,291) - 101.6%			55,432,081

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%			(863,443)

TOTAL NET ASSETS - 100.0%			$54,568,638

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Rate shown is the 7-day effective yield.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(d)	All or a portion of this security is held as collateral for written put options.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE U.S. HEDGED EQUITY FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 5/1/2020, Strike Price $2,915.00	20	$5,824,860	$48,700
CBOE S&P 500 Index, Expires 5/1/2020, Strike Price $2,920.00	10	2,912,430	27,150
CBOE S&P 500 Index, Expires 5/1/2020, Strike Price $2,925.00	20	5,824,860	60,400
CBOE S&P 500 Index, Expires 5/1/2020, Strike Price $2,935.00	12	3,494,916	44,100
CBOE S&P 500 Index, Expires 5/4/2020, Strike Price $2,930.00	15	4,368,645	64,500
CBOE S&P 500 Index, Expires 5/4/2020, Strike Price $2,940.00	25	7,281,075	122,875
CBOE S&P 500 Index, Expires 5/4/2020, Strike Price $2,950.00	26	7,572,318	145,340
CBOE S&P 500 Index, Expires 5/6/2020, Strike Price $2,920.00	15	4,368,645	71,850
CBOE S&P 500 Index, Expires 5/6/2020, Strike Price $2,925.00	20	5,824,860	100,800
CBOE S&P 500 Index, Expires 5/6/2020, Strike Price $2,930.00	5	1,456,215	26,500
CBOE S&P 500 Index, Expires 5/6/2020, Strike Price $2,940.00	5	1,456,215	29,275
CBOE S&P 500 Index, Expires 5/6/2020, Strike Price $2,950.00	15	4,368,645	96,900

TOTAL PUT OPTIONS (Premiums Received $608,541)			838,390

TOTAL WRITTEN OPTIONS (Premiums Received $608,541)			$838,390

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Statement of Assets and Liabilities	April 30, 2020 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

ASSETS:
Investments, at fair value(1)	$945,422,691
Interest receivable	5,750,072
Receivable for investment securities sold	99,408
Receivable for fund shares sold	2,582,530
Other assets	66,778

Total assets	953,921,479

LIABILITIES:
Payable for investment securities purchased	579,000
Reverse repurchase agreements	30,000,000
Payable for fund shares redeemed	1,463,610
Loans payable	21,775,000
Payable to Adviser	1,089,551
Payable for Chief Compliance Officer compensation	4,844
Payable to Trustees	13,296
Payable to Custodian	14,905
Accrued distribution fees	12,592
Accrued interest expense	6,444
Other accrued expenses	505,592

Total liabilities	55,464,834

Total net assets	$898,456,645

NET ASSETS CONSIST OF:
Capital stock	$1,040,396,598
Total distributable losses	(141,939,953)

Total net assets	$898,456,645

Class I
Net assets	$794,853,094
Shares outstanding	89,011,024
Class I Net asset value, offering and redemption price per share	$8.93

Class M
Net assets	$103,603,551
Shares outstanding	11,598,491
Class M Net asset value, offering and redemption price per share	$8.93

(1) Cost of Investments	$1,023,589,700

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Statement of Assets and Liabilities	April 30, 2020 (Unaudited)

STONE RIDGE U.S. HEDGED EQUITY FUND

ASSETS:
Investments, at fair value(1)	$55,432,081
Due from Adviser	29,010
Receivable for fund shares sold	57,801
Other assets	51,704

Total assets	55,570,596

LIABILITIES:
Written options, at fair value(2)	838,390
Payable for fund shares redeemed	52,227
Payable to Custodian	1,830
Accrued distribution fees	334
Payable to Trustees	2,757
Payable for Chief Compliance Officer compensation	4,844
Other accrued expenses	101,576

Total liabilities	1,001,958

Total net assets	$54,568,638

NET ASSETS CONSIST OF:
Capital stock	$65,949,026
Total distributable losses	(11,380,388)

Total net assets	$54,568,638

Class I
Net assets	$51,744,769
Shares outstanding	5,219,397
Class I Net asset value, offering and redemption price per share	$9.91

Class M
Net assets	$2,823,869
Shares outstanding	287,531
Class M Net asset value, offering and redemption price per share	$9.82

(1) Cost of Investments	$55,114,291
(2) Premiums received	608,541

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Statement of Operations	For the Period Ended April 30, 2020 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

INVESTMENT INCOME:
Dividend income	$3,628,853
Interest income	27,780,372

Total investment income	31,409,225

EXPENSES
Advisory fees (See Note 4)	6,950,021
Fund accounting and administration fees	365,311
Transfer agency fees and expenses	132,651
Interest expense	96,564
Audit and tax related fees	86,296
Distribution (12b-1) fees — Class M Only	83,085
Legal fees	51,630
Federal and state registration fees	37,895
Custody fees	30,029
Trustees fees and expenses	28,928
Chief Compliance Officer compensation	19,844
Other expenses	58,853

Total expenses before Adviser waiver	7,941,107
Expenses waived by Adviser (See Note 4)	(116,339)

Total net expenses	7,824,768

Net investment income	23,584,457

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,997,644)
Foreign currency translation	548,305
Futures contracts	39,625
Net change in unrealized appreciation (depreciation) on:
Investments	(25,965,371)
Foreign currency translation	(259)
Futures contracts	54,348

Net realized and unrealized loss	(27,320,996)

Net decrease in net assets resulting from operations	$(3,736,539)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Statement of Operations	For the Period Ended April 30, 2020 (Unaudited)

STONE RIDGE U.S. HEDGED EQUITY FUND

INVESTMENT INCOME:
Interest income	$1,265,842

Total investment income	1,265,842

EXPENSES
Advisory fees (See Note 4)	317,916
Fund accounting and administration fees	152,409
Audit and tax expenses	38,406
Registration expense	33,117
Chief Compliance Officer compensation	19,844
Distribution (12b-1) fees — Class M Only	7,712
Trustees fees and expenses	4,700
Custody fees	2,828
Other expenses	44,547

Total expenses before Adviser waiver	621,479
Expenses waived by Adviser (See Note 4)	(318,080)

Total net expenses	303,399

Net investment income	962,443

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Investments:	(55,095)
Written options	(11,274,725)
Net change in unrealized depreciation on:
Investments	(46,927)
Written options	(538,143)

Net realized and unrealized loss	(11,914,890)

Net decrease in net assets resulting from operations	$(10,952,447)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Statement of Changes in Net Assets

	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PERIOD ENDED APRIL 30, 2020 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2019

OPERATIONS:
Net investment income	$23,584,457	$42,361,423
Net realized gain (loss) on:
Investments	(1,997,644)	(19,878,576)
Foreign currency translation	548,305	(1,621)
Futures contracts	39,625	1,190,904
Net change in unrealized appreciation (depreciation) on:
Investments	(25,965,371)	2,487,282
Foreign currency translation	(259)	1,527
Futures contracts	54,348	(637,630)
Net increase (decrease) in net assets resulting from operations	(3,736,539)	25,523,309

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(29,951,583)	(41,230,238)
Net dividends and distributions — Class M	(3,943,571)	(5,950,005)
Total distributions	(33,895,154)	(47,180,243)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	188,402,947	280,106,847
Proceeds from shares sold — Class M	14,132,610	21,508,979
Proceeds from shares issued to holders in reinvestment of dividends — Class I	19,545,765	27,948,380
Proceeds from shares issued to holders in reinvestment of dividends — Class M	3,366,045	4,967,110
Cost of shares redeemed — Class I	(180,747,460)	(303,982,476)
Cost of shares redeemed — Class M	(26,045,218)	(23,641,040)
Net increase in net assets from capital share transactions	18,654,689	6,907,800
Total decrease in net assets	(18,977,004)	(14,749,134)

NET ASSETS:
Beginning of period	917,433,649	932,182,783

End of period	$898,456,645	$917,433,649

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Statement of Changes in Net Assets

	STONE RIDGE U.S. HEDGED EQUITY FUND

	PERIOD ENDED APRIL 30, 2020 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2019

OPERATIONS:
Net investment income	$962,443	$1,043,541
Net realized gain (loss) on:
Investments	(55,095)	23,062
Written options	(11,274,725)	3,969,715
Net increase from payments by affiliates	—	1,766
Net change in unrealized appreciation (depreciation) on:
Investments	(46,927)	436,053
Written options	(538,143)	1,000,869
Net increase (decrease) in net assets resulting from operations	(10,952,447)	6,475,006

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(978,086)	(1,094,086)
Net dividends and distributions — Class M	(79,827)	(55,660)
Total distributions	(1,057,913)	(1,149,746)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	15,204,052	149,716,210
Proceeds from shares sold — Class M	—	1,867,203
Proceeds from shares issued in connection with acquisition — Class I(1)	—	24,203,836
Proceeds from shares issued in connection with acquisition — Class M(1)	—	7,955,985
Proceeds from shares issued to holders in reinvestment of dividends — Class I	872,437	813,332
Proceeds from shares issued to holders in reinvestment of dividends — Class M	73,323	51,257
Cost of shares redeemed — Class I	(100,687,096)	(224,604,121)
Cost of shares redeemed — Class M	(9,345,882)	(19,125,408)
Net decrease in net assets from capital share transactions	(93,883,166)	(59,121,706)
Total decrease in net assets	(105,893,526)	(53,796,446)

NET ASSETS:
Beginning of period	160,462,164	214,258,610

End of period	$54,568,638	$160,462,164

(1)	On October 28, 2019, the U.S. Hedged Equity Fund acquired the U.S. Small Cap VRP Fund and International Developed Markets VRP Fund (see Note 1 of the Notes to the Financial Statements).

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Statement of Cash Flows

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

FOR THE PERIOD ENDED APRIL 30, 2020 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(3,736,539)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net realized and unrealized loss:	27,410,223
Amortization and accretion of premium and discount	(554,517)
Changes in assets and liabilities:
Payable for investment securities purchased	(468,002)
Receivable for investment securities sold	(6,049)
Foreign currencies at broker	2
Dividend and Interest receivable	1,408,312
Other assets	(52,711)
Payable to Custodian	8,388
Reverse Repurchase Agreements	30,000,000
Payable to Trustees	325
Payable for Chief Compliance Officer compensation	3,316
Accrued interest expense	6,444
Accrued distribution fees	(2,327)
Other accrued expenses	18,734
Payable to Adviser	(134,513)
Purchases of investments	(389,143,247)
Proceeds from sale of investments	324,562,426
Net purchases and sales of short-term investments	4,879,114
Net cash used in operating activities	(5,800,621)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	200,776,737
Payment on shares redeemed	(205,939,372)
Cash distributions to shareholders	(10,983,344)
Loan withdrawals	43,355,516
Loan paydowns	(21,580,516)
Net cash used in financing activities	5,629,021
Net decrease in cash and restricted cash	(171,600)
Cash and restricted cash, beginning of period	171,600
Cash and restricted cash, end of period	$(0)

SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Reinvested distributions	$22,911,810
Cash paid for interest on loans outstanding	$23,388

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

[Intentionally Left Blank]

Financial Highlights	April 30, 2020

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2020 (Unaudited)	$9.30	0.23	(0.27)	(0.04)
Year Ended October 31, 2019	$9.54	0.44	(0.19)	0.25
Year Ended October 31, 2018	$9.14	0.46	0.21	0.67
Year Ended October 31, 2017	$10.50	0.67	(1.13)	(0.46)
Year Ended October 31, 2016	$10.38	0.58	0.09	0.67
Year Ended October 31, 2015	$10.75	0.59	(0.08)	0.51
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2020 (Unaudited)	$9.30	0.22	(0.26)	(0.04)
Year Ended October 31, 2019	$9.53	0.42	(0.18)	0.24
Year Ended October 31, 2018	$9.13	0.45	0.20	0.65
Year Ended October 31, 2017	$10.49	0.66	(1.13)	(0.47)
Year Ended October 31, 2016	$10.38	0.57	0.08	0.65
Year Ended October 31, 2015	$10.75	0.55	(0.06)	0.49
(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Not annualized.
(4)	Annualized.
(5)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(6)	Includes less than $0.01 per share of return of capital.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Financial Highlights	April 30, 2020

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions		Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.33)	—	(0.33)		$8.93	(0.38	%)(3)	$794,853	1.70	%(4)(5)	1.68	%(4)(5)	5.08	%(4)(5)	5.11	%(4)(5)	32.41	%(3)
(0.49)	—	(0.49)		$9.30	2.87%		$800,883	1.71	%(5)	1.70	%(5)	4.75	%(5)	4.76	%(5)	21.85%
(0.27)	—	(0.27)		$9.54	7.41%		$815,827	1.73	%(5)	1.68	%(5)	4.87	%(5)	4.92	%(5)	27.71%
(0.90)	—	(0.90	)(6)	$9.14	(4.85%)		$910,525	1.81	%(5)	1.77	%(5)	6.78	%(5)	6.82	%(5)	29.74%
(0.55)	—	(0.55)		$10.50	6.82%		$434,269	1.68	%(5)	N/A		5.70	%(5)	N/A		20.32%
(0.88)	—	(0.88)		$10.38	5.06%		$436,523	1.69%		N/A		5.76%		N/A		11.64%

(0.33)	—	(0.33)		$8.93	(0.46	%)(3)	$103,604	1.84	%(4)(5)	1.82	%(4)(5)	4.92	%(4)(5)	4.95	%(4)(5)	32.41	%(3)
(0.47)	—	(0.47)		$9.30	2.78%		$116,551	1.86	%(5)	1.85	%(5)	4.61	%(5)	4.62	%(5)	21.85%
(0.25)	—	(0.25)		$9.53	7.23%		$116,356	1.88	%(5)	1.83	%(5)	4.74	%(5)	4.79	%(5)	27.71%
(0.89)	—	(0.89	)(6)	$9.13	(5.01%)		$186,748	1.96	%(5)	1.91	%(5)	6.60	%(5)	6.65	%(5)	29.74%
(0.54)	—	(0.54)		$10.49	6.60%		$63,712	1.83	%(5)	N/A		5.60	%(5)	N/A		20.32%
(0.86)	—	(0.86)		$10.38	4.90%		$59,139	1.84%		N/A		5.46%		N/A		11.64%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Financial Highlights	April 30, 2020

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE U.S. HEDGED EQUITY FUND—CLASS I
Period Ended April 30, 2020 (Unaudited)	$10.45	0.08	(0.55)	(0.47)
Year Ended October 31, 2019	$9.82	0.08	0.64	0.72
Year Ended October 31, 2018	$11.49	—	(0.18)	(0.18)
Year Ended October 31, 2017	$10.58	(0.08)	1.45	1.37
Year Ended October 31, 2016	$10.89	(0.12)	0.40	0.28
Year Ended October 31, 2015	$10.50	(0.14)	0.79	0.65
STONE RIDGE U.S. HEDGED EQUITY FUND—CLASS M
Period Ended April 30, 2020 (Unaudited)	$10.35	0.07	(0.53)	(0.46)
Year Ended October 31, 2019	$9.72	0.06	0.64	0.70
Year Ended October 31, 2018	$11.40	(0.02)	(0.17)	(0.19)
Year Ended October 31, 2017	$10.52	(0.10)	1.44	1.34
Year Ended October 31, 2016	$10.84	(0.13)	0.40	0.27
Year Ended October 31, 2015	$10.47	(0.15)	0.78	0.63
(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Not annualized.
(4)	Annualized.
(5)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Financial Highlights	April 30, 2020

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.02)	(0.05)	—	(0.07)	$9.91	(4.53	%)(3)	$51,745	0.97	%(4)	0.46	%(4)	1.01	%(4)	1.52	%(4)	0.00	%(3)
(0.08)	(0.01)	—	(0.09)	$10.45	7.40%		$147,559	1.70%		1.70%		0.78%		0.78%		0.00%
—	(1.49)	—	(1.49)	$9.82	(2.04%)		$192,725	1.58%		1.60%		(0.01%)		(0.03%)		0.00%
—	(0.46)	—	(0.46)	$11.49	13.34%		$301,447	1.55%		1.53%		(0.84%)		(0.82%)		0.00%
—	(0.59)	—	(0.59)	$10.58	2.75%		$311,317	1.46	%(5)	N/A		(1.12	%)(5)	N/A		6.12%
—	(0.26)	—	(0.26)	$10.89	6.33%		$285,403	1.54%		N/A		(1.28%)		N/A		10.14%

(0.02)	(0.05)	—	(0.07)	$9.82	(4.52	%)(3)	$2,824	1.10	%(4)	0.63	%(4)	0.92	%(4)	1.39	%(4)	0.00	%(3)
(0.06)	(0.01)	—	(0.07)	$10.35	7.24%		$12,903	1.87%		1.86%		0.63%		0.64%		0.00%
—	(1.49)	—	(1.49)	$9.72	(2.16%)		$21,534	1.73%		1.75%		(0.19%)		(0.21%)		0.00%
—	(0.46)	—	(0.46)	$11.40	13.13%		$51,341	1.68%		1.67%		(0.98%)		(0.97%)		0.00%
—	(0.59)	—	(0.59)	$10.52	2.67%		$67,909	1.61	%(5)	N/A		(1.27	%)(5)	N/A		6.12%
—	(0.26)	—	(0.26)	$10.84	6.15%		$93,347	1.69%		N/A		(1.43%)		N/A		10.14%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Financial Statements	April 30, 2020 (Unaudited)

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of April 30, 2020, the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”) and the Stone Ridge U.S. Hedged Equity Fund (the “U.S. Hedged Equity Fund”) (each, a “Fund” and together, the “Funds”) were each series of the Trust. The High Yield Reinsurance Fund is non-diversified, while the U.S. Hedged Equity Fund is diversified. The High Yield Reinsurance Fund commenced operations on February 1, 2013. The U.S. Hedged Equity Fund commenced operations on May 1, 2013. Each Fund offers two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M Shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The Funds do not charge redemption fees. There are an unlimited number of authorized shares.

On October 28, 2019, the U.S. Hedged Equity Fund acquired all the net assets of the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”) and the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “International Developed Markets VRP Fund”), pursuant to a Plan of Reorganization approved by the Board of Trustees. The acquisition was accomplished by a tax-free exchange of 2,337,081 and 759,600 shares of Class I and Class M, respectively, of the U.S. Hedged Equity Fund (valued at $24,203,836 and $7,955,985 for Class I and Class M, respectively) for all (1,351,402 and 264,271 shares, respectively) of the Class I and Class M shares of the U.S. Small Cap VRP Fund and all (1,157,297 and 548,244 shares, respectively) of the Class I and Class M shares of the International Developed Markets VRP Fund on October 28, 2019.

For financial reporting purposes, assets received and shares issued by the U.S. Hedged Equity Fund were recorded at fair value; however, the cost basis of the investments received from the U.S. Small Cap VRP Fund and International Developed Markets VRP Fund were carried forward to align ongoing reporting of the U.S. Hedged Equity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The U.S. Small Cap VRP Fund’s net assets at that date ($15,482,177), including $30,337 of unrealized appreciation, were combined with those of the U.S. Hedged Equity Fund. The International Developed Markets VRP Fund’s net assets at that date ($16,677,644), including $17,299 of unrealized appreciation, were combined with those of the U.S. Hedged Equity Fund. The aggregate net assets of the U.S. Hedged Equity Fund immediately after the acquisition were $160,002,743. Assuming the acquisition had been completed on November 1, 2018, the beginning of the Funds’ fiscal year, pro forma results of operations for the U.S. Hedged Equity Fund for the year ended October 31, 2019, would have been $1,251,702 of net investment income, $7,609,760 of net realized and unrealized gains on investments, and $8,861,462 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the U.S. Small Cap VRP Fund and International Developed VRP Fund that have been included in U.S. Hedged Equity Fund’s statement of operations since October 28, 2019.

The investment objective of the High Yield Reinsurance Fund is to seek a high level of total return consisting of income and preservation of capital. The High Yield Reinsurance Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), and to a lesser extent, preference shares or participation notes issued in connection with excess-of-loss, stop-loss or other non-proportional reinsurance (“Excess of Loss Notes”), preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, equity securities (publicly or privately offered) and the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). The investment objective of the U.S. Hedged Equity Fund is to seek capital appreciation. The U.S. Hedged Equity Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Financial Statements	April 30, 2020 (Unaudited)

accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services — Investment Companies.

(a) Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as money market funds, commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Financial Statements	April 30, 2020 (Unaudited)

Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between level 2 and 3 during the reporting period. The transfers from level 2 to level 3 occurred because there is no longer observable market data for these securities for the year ended April 30, 2020. The transfers from level 3 to level 2 occurred because observable market data became available as of April 30, 2020. The following table summarizes the inputs used to value the Funds’ investments as of April 30, 2020:

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Financial Statements	April 30, 2020 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Global	$—	$145,359,086	$12,931,745	$158,290,831
Great Britain	—	—	2,867,867	2,867,867
Japan	—	62,731,539	—	62,731,539
Mexico	—	11,388,298	—	11,388,298
United States	—	568,959,007	1,155,360	570,114,367
Total Event-Linked Bonds	—	788,437,930	16,954,972	805,392,902
Participation Notes(1)	—	—	81,143,917	81,143,917
Preference Shares(1)	—	—	58,738,081	58,738,081
Money Market Funds	147,791	—	—	147,791

Total Assets	$147,791	$788,437,930	$156,836,970	$945,422,691
Liabilities
Reverse Repurchase Agreements	$—	$30,000,000	$—	$30,000,000

Total Liabilities	$—	$30,000,000	$—	$30,000,000
U.S. Hedged Equity Fund(2)
Assets
Purchased Options	$—	$475	$—	$475
Money Market Funds	192,953	—	—	192,953
U.S. Treasury Bills	—	55,238,653	—	55,238,653

Total Assets	$192,953	$55,239,128	$—	$55,432,081
Liabilities
Written Options	$—	$838,390	$—	$838,390

Total Liabilities	$—	$838,390	$—	$838,390

(1)	For further security characteristics, see the Schedule of Investments for each Fund.
(2)

The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended April 30, 2020, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, the reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) was used in determining fair value is not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2020:

	HIGH YIELD REINSURANCE FUND
	EVENT-LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES
Beginning Balance—November 1, 2019	$36,019,370	$70,862,377	$82,807,594
Acquisitions	1,601,373	58,563,864	13,176,781
Dispositions	(9,301,926)	(51,073,751)	—
Realized loss	(1,050,226)	(752,061)	—
Return of capital	—	(113,426)	(31,208,449)
Change in unrealized appreciation (depreciation)	(2,652,746)	3,656,914	(6,037,845)
Transfers in/(out) of Level 3	(7,660,873)	—	—
Ending Balance—April 30, 2020	$16,954,972	$81,143,917	$58,738,081

As of April 30, 2020, the change in unrealized depreciation on positions still held in the High Yield Reinsurance Fund was $(2,664,113) for Event-Linked Bonds, $2,338,686 for Participation Notes, and $(6,037,845) for Preference Shares.

Unobservable inputs included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Financial Statements	April 30, 2020 (Unaudited)

Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2020.

High Yield Reinsurance Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/20	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Participation Notes	Financial Services	$60,011,243	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$4.4MM $0.0MM-$4.4MM	$1.6MM $2.7MM

Preference Shares	Financial Services	$58,738,081	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$14.2MM $0.0MM-$11.3MM	$5.0MM $6.6MM

(1)	Weighed by relative fair value.

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were priced using an indicative bid and have a value equal to $16,954,972 for Event-Linked Bonds, $21,132,674 for Participation Notes and $0 for Preference Shares.

Derivative Transactions — The Funds engaged in derivatives for hedging and speculative purposes during the period ended April 30, 2020. The U.S. Hedged Equity Fund also engaged in derivatives to generate income from premiums. The use of derivatives included options and futures.

Futures Contracts — The Funds may purchase and sell futures contracts. The High Yield Reinsurance Fund held futures contracts during the year ended April 30, 2020. The High Yield Reinsurance Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. The U.S. Hedged Equity Fund uses futures contracts to maintain appropriate equity market exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Funds deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended April 30, 2020, was as follows:

HIGH YIELD REINSURANCE FUND
Total short futures contracts	$3,806,314

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The Funds write put and call options to earn premium income. The U.S. Hedged Equity Fund wrote call or put options during the period ended April 30, 2020. With exchange-traded options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Financial Statements	April 30, 2020 (Unaudited)

The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of written options for the period ended April 30, 2020, were as follows:

U.S. HEDGED EQUITY FUND
Purchased Options	$18,323
Written Options	1,425,440

The tables below reflect the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

		ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
U.S. Hedged Equity Fund
Options
Equity contracts	Investments, at fair value	$475

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
U.S. Hedged Equity Fund
Options
Equity contracts	Written options, at fair value*	$838,390

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.

The tables below reflect the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2020.

AMOUNT OF REALIZED GAIN ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
High Yield Reinsurance Fund
Foreign exchange contracts	$39,625	$—	$—	$39,625

U.S. Hedged Equity Fund
Equity contracts	—	(422,876)	(11,274,725)	(11,697,601)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Financial Statements	April 30, 2020 (Unaudited)

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
High Yield Reinsurance Fund
Foreign exchange contracts	$54,348	$—	$—	$54,348

U.S. Hedged Equity Fund
Equity contracts	—	2,397	(538,143)	(535,746)

(b) Offsetting on the Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Reverse Repurchase Agreements	$30,000,000	$—	$30,000,000	$—	$(30,000,000)	$—
	$30,000,000	$—	$30,000,000	$—	$(30,000,000)	$—

Actual collateral pledged may be more than reported in order to satisfy broker requirements.

(c) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(e) Federal Income Taxes The Funds qualify and intend to continue to qualify as “regulated investment companies” (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Reverse Repurchase Agreements The Funds intend to enter into reverse repurchase agreements with banks and brokers, with the Funds as the initial seller of securities to the banks or brokers. In this case, a reverse repurchase agreement involves a sale by a fund of portfolio securities concurrently with an agreement by a fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, an individual fund continues to receive principal and interest payments on the securities.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Financial Statements	April 30, 2020 (Unaudited)

If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. Furthermore, in that situation a fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the fund sold to it (e.g., a buyer may only be willing to pay $95 for a security with a market value of $100). A fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Reverse repurchase agreements and dollar rolls are not considered borrowings by a fund for purposes of the fund’s fundamental investment restriction on borrowings if the fund covers its obligations under these transactions or maintains liquid assets equal in value to its obligations in respect of these transactions.

(g) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the High Yield Reinsurance Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the High Yield Reinsurance Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the High Yield Reinsurance Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The High Yield Reinsurance Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The High Yield Reinsurance Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(h) Quota Share Notes Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the High Yield Reinsurance Fund, as a holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(i) Excess of Loss Notes Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses that exceed a specified threshold up to a set limit. For example, under such an arrangement, an insurer may have a book of business with $6 billion of total risk in respect of large, catastrophic losses. The insurer can purchase per-occurrence excess-of-loss reinsurance protection from an SPV for 40% of single-event losses the insurer suffers between $4 billion and $5 billion by paying the SPV a fixed premium. In this example, if the insurer suffered a loss of $5 billion due to one event, it would cover the first $4 billion itself (the amount it retained) and file a reinsurance claim with the SPV to pay 40% of the further $1 billion in losses (i.e., $400 million) and pay the remaining $600 million itself. If the insurer had losses of $6 billion, it would cover the first $4 billion itself, look to the SPV to pay 40% of $1 billion (again paying the $600 million itself) and would further retain the

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Financial Statements	April 30, 2020 (Unaudited)

obligation to pay the additional $1 billion that exceeds the reinsurance coverage. The “trigger” for this type of reinsurance contract would be losses in excess of the specified amount.

(j) ILW Notes ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The High Yield Reinsurance Fund, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

(k) Distributions to Shareholders The Funds intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(l) Foreign Securities and Currency Transactions The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The High Yield Reinsurance Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the High Yield Reinsurance Fund will normally invest a significant amount of its assets in non-U.S. entities. Accordingly, the High Yield Reinsurance Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the High Yield Reinsurance Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The High Yield Reinsurance Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the High Yield Reinsurance Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the High Yield Reinsurance Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the High Yield Reinsurance Fund’s assets.

If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(m) Allocation of Income, Expenses, Gains/Losses Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Financial Statements	April 30, 2020 (Unaudited)

net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

(n) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(o) Restricted Securities The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(p) REIT Distributions The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally made up of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(q) COVID-19 An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts present material uncertainty and risk with respect to the Fund’s investment performance and financial results.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as RICs and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2019, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
High Yield Reinsurance Fund	$215,962	$(215,962)	$—
U.S. Hedged Equity Fund	312,178	18,782	(330,960)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Financial Statements	April 30, 2020 (Unaudited)

These differences primarily relate to treatment of foreign currency gains/(losses), investments in passive foreign investments and mergers with other Regulated Investment Companies.

	HIGH YIELD REINSURANCE FUND	U.S. HEDGED EQUITY FUND
Tax cost of investments	$979,004,447	$160,905,900
Unrealized appreciation	16,334,436	366,715
Unrealized depreciation	(82,761,420)	—
Net unrealized appreciation (depreciation)	(66,426,984)	366,715
Undistributed ordinary income	13,660,711	68,505
Undistributed long-term gain (capital loss carryover)	(58,601,028)	705,138
Distributable earnings	(44,940,317)	773,643
Other accumulated earnings (loss)	7,059,041	(510,386)
Total accumulated gain (loss)	$(104,308,260)	$629,972

The tax character of distributions paid during the period ended October 31, 2019 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$47,180,243	$—	$—	$47,180,243
U.S. Hedged Equity Fund	1,000,181	149,565	—	1,149,746

Each of the Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended October 31, 2019.

The tax character of distributions paid during the period ended October 31, 2018 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$26,683,041	$—	$—	$26,683,041
U.S. Hedged Equity Fund	16,157,504	29,050,429	—	45,207,933

At October 31, 2019 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
High Yield Reinsurance Fund	$(6,462,781)	$(52,138,247)	$(58,601,028)
U.S. Hedged Equity Fund	(115,032)	(395,354)	(510,386)

Capital losses for U.S. Hedged Equity Fund may be subject to annual limitations as part of the reorganization with Stone Ridge International Developed Markets Variance Risk Premium Fund.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2019, or for any other tax years which are open for exam. As of October 31, 2019, open tax years include the periods ended October 31, 2017, 2018 and 2019. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Financial Statements	April 30, 2020 (Unaudited)

As compensation for its services, the Adviser is paid by the High Yield Reinsurance Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by the U.S. Hedged Equity Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 0.50% of the Fund’s average daily net assets.

Through February 28, 2021 for the Funds, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Funds or classes thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business) solely to the extent necessary to limit the Funds’ total annual fund operating expenses to 1.65% for Class I shares and 1.80% for Class M shares of the High Yield Reinsurance Fund and 0.50% for the Class I shares and 0.65 % for the Class M shares of the U.S. Hedged Equity Fund. With respect to each Fund, the Adviser is permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its advisory fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment. However, the Adviser shall not be, and under the expense limitation agreements that were in place during the period covered by this report the Adviser was not, permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. The Adviser has waived and recouped amounts as disclosed in each Fund’s Statement of Operations. As of April 30, 2020, the remaining amount of waived fees subject to be recouped in future years are as follows:

FUND	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2020)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2021)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2022)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2023)
High Yield Reinsurance Fund	$(396,251)	$(508,324)	$(219,236)	$(116,340)
U.S. Hedged Equity Fund	—	—	(1,614)	(324,105)

(b) Custodian, Administrator and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, an affiliate of U.S. Bank, N.A.

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor.

5. Distribution Plan

The Class M Shares of the Funds pay Rule 12b-1 fees to compensate such financial intermediaries in connection with (i) personal and account maintenance services rendered to Class M shareholders (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of Class M shares (fees for such services, if any, “distribution fees”). Servicing fees and distribution fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by each Fund, with respect to its class M shares, at the maximum annual rate of 0.15% of such Fund’s average daily net assets attributable to Class M. These fees are paid out of each Fund’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The Distributor does not retain any portion of the distribution fees. The Adviser performs certain services and incurs certain expenses with respect to the promotion of the Funds’ Class M shares and the servicing of Class M shareholders. If amounts remain from the 12b-1 fees after the Distributor has paid the intermediaries, such amounts maybe used to compensate the Adviser for the services it provides and for the expense it bears in connection with the distribution of the Funds’ Class M shares. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the 12b-1 Plan, the Class M shares of the Portfolios will bear such expenses.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Financial Statements	April 30, 2020 (Unaudited)

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

7. Investment Transactions

For the period ended April 30, 2020, aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	HIGH YIELD REINSURANCE FUND	U.S. HEDGED EQUITY FUND
Purchases	$389,143,247	$—
Sales	293,240,550	—
U.S. Government Security Purchases	—	—
U.S. Government Security Sales	—	—

8. Capital Share Transactions

HIGH YIELD REINSURANCE FUND - CLASS I	PERIOD ENDED APRIL 30, 2020	YEAR ENDED OCTOBER 31, 2019
Shares sold	20,633,725	30,662,128
Shares issued to holders in reinvestment of dividends	2,171,783	3,078,093
Shares redeemed	(19,912,206)	(33,169,997)
Net increase (decrease) in shares	2,893,302	570,224
Shares outstanding:
Beginning of year	86,117,722	85,547,498
End of year	89,011,024	86,117,722

HIGH YIELD REINSURANCE FUND - CLASS M
Shares sold	1,554,740	2,356,955
Shares issued to holders in reinvestment of dividends	373,511	547,113
Shares redeemed	(2,859,590)	(2,577,501)
Net increase (decrease) in shares	(931,339)	326,567
Shares outstanding:
Beginning of year	12,529,830	12,203,263
End of year	11,598,491	12,529,830

U.S. HEDGED EQUITY FUND - CLASS I
Shares sold	1,467,004	14,723,964
Shares sold in connection with acquisition (1)	—	2,337,081
Shares issued to holders in reinvestment of dividends	82,461	78,507
Shares redeemed	(10,453,324)	(22,644,107)
Net decrease in shares	(8,903,859)	(5,504,555)
Shares outstanding:
Beginning of year	14,123,256	19,627,811
End of year	5,219,397	14,123,256

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Financial Statements	April 30, 2020 (Unaudited)

U.S. HEDGED EQUITY FUND - CLASS M	PERIOD ENDED APRIL 30, 2020	YEAR ENDED OCTOBER 31, 2019
Shares sold	5,533	185,864
Shares sold in connection with acquisition (1)	—	759,600
Shares issued to holders in reinvestment of dividends	6,996	4,996
Shares redeemed	(972,132)	(1,919,028)
Net decrease in shares	(959,603)	(968,568)
Shares outstanding:
Beginning of year	1,247,134	2,215,702
End of year	287,531	1,247,134

(1)	On October 28, 2019, the U.S. Hedged Equity Fund acquired the U.S. Small Cap VRP Fund and International Developed Markets VRP Fund.

9. Financing Facility

The High Yield Reinsurance Fund obtains leverage through a 29-day rolling facility (the “Facility”). The Facility, when drawn, is secured by the Fund’s assets, particularly catastrophe bonds which are posted as collateral. The Facility’s maximum withdraw capacity is $125,000,000.

Through the year ended, April 30, 2020, the High Yield Reinsurance Fund’s maximum borrowing was $21,775,000 and average borrowing was $2,027,850. This borrowing resulted in interest expenses of $23,388 at a weighted average interest rate of 2.28% and is included in the High Yield Reinsurance Fund’s Statement of Operations. As of April 30, 2020, the High Yield Reinsurance Fund had an outstanding loan balance of $21,775,000.

The Funds may obtain leverage through borrowings in seeking to achieve their investment objectives. The Funds, along with two other series of the Trust advised by the Adviser, the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio, share an umbrella line of credit with a maximum withdrawal capacity of the lesser of 33.3% the net market value of collateral posted by a fund with secured line of credit, 33.3% of net assets for a fund with an unsecured line of credit, or $50,000,000 across all funds less any loans outstanding with Stone Ridge Trust III in excess of $25,000,000. For the High Yield Reinsurance Fund, the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio, the umbrella line of credit takes the form of a secured loan agreement, which is effective November 28, 2017—October 24, 2020.

For the U.S. Hedged Equity Fund, the umbrella line of credit takes the form of an unsecured loan agreement, which is effective June 6, 2018-October 24, 2020. During the period ended April 30, 2020, the U.S. Hedged Equity Fund’s maximum borrowing was $3,317,000 and average borrowing was $18.390. This borrowing resulted in interest expenses of $209 at a weighted average interest rate of 2.25%. These amounts are included in Interest Expense on the U.S. Hedged Equity Fund’s Statement of Operations. As of April 30, 2020, the Fund did not have an outstanding loan balance. The High Yield Reinsurance Fund did not draw on the line of credit during the period ended April 30, 2020.

10. Subsequent Events Evaluation

On May 1, 2020, the Stone Ridge Diversified Alternatives Fund launched within Stone Ridge Trust. The Fund’s principal investment strategy is to generate total returns from diverse investment strategies that the Adviser believes will have the potential for attractive returns and are diversified from stocks and bonds. The launch of the Stone Ridge Diversified Alternatives Fund did not result in any further subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Expense Examples (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2019	ENDING ACCOUNT VALUE APRIL 30, 2020	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2019 – APRIL 30, 2020
Actual	$1,000.00	$996.20	$8.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.51	$8.42

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.68%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2020	ENDING ACCOUNT VALUE APRIL 30, 2020	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2019 – APRIL 30, 2020
Actual	$1,000.00	$995.40	$9.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.81	$9.12

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Expense Examples (Unaudited)

Stone Ridge U.S. Hedged Equity Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2019	ENDING ACCOUNT VALUE APRIL 30, 2020	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2019 – APRIL 30, 2020
Actual	$1,000.00	$954.70	$2.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.58	$2.31

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge U.S. Hedged Equity Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2019	ENDING ACCOUNT VALUE APRIL 30, 2020	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2020 – APRIL 30, 2020
Actual	$1,000.00	$954.80	$3.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.73	$3.17

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year October 31, 2019 was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Fund were as follows (unaudited).

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	100.00%

Shareholders should not use the above information to prepare their tax returns. Since each Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2019. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with shareholders’ year-end tax reporting and was made available in February 2020. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in each of the Funds.

2. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

4. Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the 1940 Act for the purpose of assessing and managing the Funds’ liquidity risk, which is the risk that the a Fund could not meet

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Additional Information (Unaudited)

requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Board has designated the Adviser to administer the Program, and the Adviser has established a Liquidity Risk Management Committee to be responsible for the Program’s operation. Under the Program, the Liquidity Risk Management Committee manages the Funds’ liquidity risk by monitoring the liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools available to the Funds for meeting shareholder redemptions, among other means.

From December 1, 2018 through March 31, 2020, the Program supported the Funds’ ability to honor redemption requests timely and the Adviser’s management of the Funds’ liquidity risk. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	SQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/2/2020

By (Signature and Title) /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 7/2/2020